PILGRIM(R)
---------------------------
FUNDS FOR SERIOUS INVESTORS



                                                                PRIME RATE TRUST


                                                            First Quarter Report

--------------------------------------------------------------------------------

                                                              May 31, 2000
                                                      First Quarter Report    Q1

                            Pilgrim Prime Rate Trust


                              FIRST QUARTER REPORT

                                  May 31, 2000

                                   ----------

                                Table of Contents

  Chairman's Message ..................................................      2
  Letter to Shareholders ..............................................      3
  Statistics and Performance ..........................................      7
  Performance Footnotes ...............................................      9
  Additional Notes and Information ....................................     10
  Portfolio of Investments ............................................     11
  Statement of Assets and Liabilities .................................     22
  Statement of Operations .............................................     23
  Statements of Changes in Net Assets .................................     24
  Statement of Cash Flows .............................................     25
  Financial Highlights ................................................     26
  Notes to Financial Statements .......................................     28
  Fund Advisors and Agents ............................................     34

                                   ----------

                            Pilgrim Prime Rate Trust

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CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the First Quarter Report for Fiscal 2001 for Pilgrim Prime Rate Trust (the "Trust").

On the following pages, the Portfolio Managers will discuss the Trust's milestones and performance, as well as recent market developments. A leader in its class, the Trust has continued to increase shareholder value through strong management and innovative approaches.

We believe you will find the three months results a reflection of the Pilgrim Investment, Inc. philosophy to provide core holdings which seek to meet the three key needs of the serious investor:

     1.   Preservation of capital

     2.   Participation in rising markets

     3.   Outperformance in falling markets

Thank you for selecting Pilgrim Prime Rate Trust. We appreciate the confidence you have placed in us in serving your investment needs.


Sincerely,


/s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
June 8, 2000

                            Pilgrim Prime Rate Trust

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LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

The objective of Pilgrim Prime Rate Trust (the "Trust") is to deliver a high current yield consistent with the preservation of capital. During the fiscal quarter ended, May 31, 2000, the Trust paid its 145th consecutive dividend. Based on the $0.223 of dividends declared during the quarter, and the average month-end net asset value ("NAV") per share of $8.90, the annualized distribution rate was 9.94%(1).

THE TRUST

The Trust invests in a diversified  portfolio of leveraged  senior loans made to
U. S. and Canadian corporations. All of the investments are dominated in U. S. dollars. The Trust buys these loans from large corporate banks and other sophisticated financial institutions. The typical investment matures between seven and ten years but is generally repaid within three to five years. Interest rates on the loans are based on LIBOR or the Prime Rate and reset every thirty to ninety days. Consequently, the Trust's investments exhibit lower price volatility than fixed rate corporate bonds, whose prices fluctuate in response to changes in interest rates. Other factors which reduce the risk of the senior loan asset class include: (i) priority status among all lenders; (ii) collateral coverage; and (iii) covenants granted by borrowers to adhere to certain operating and financial standards. Additionally, the Trust maintains a highly diversified portfolio, which limits the adverse effect of loan defaults on performance.

THE LOAN MARKET

Market conditions for leveraged loans and income-oriented investments in general remained challenging during the first quarter of 2000. Although the robust U.S. economy has provided what is generally considered an ideal backdrop, the market has continued to struggle with a combination of a rise in default rates (on both leveraged loans and high yield bonds) and rising interest rates, which has significantly slowed activity in the closely-linked high yield bond market. Increased volatility not withstanding, new issuance volume totaled $75.5 billion for the quarter ended March 31st, up over 40% from the same period in 1999. As in recent quarters, volume was paced by the Telecommunications sector (24% through February), followed by Industrials (19%) and Miscellaneous Services (16%).

To keep the domestic economy from overheating and inflation in check, the Federal Reserve has raised the Federal Funds Rate a total of six times since June of last year (to 6.50% currently, from 4.75%), the latest round by 50 basis points (.50%). Although there are signs their anti-inflation campaign is beginning to take hold, it could be some time before Fed officials become convinced that growth has sufficiently slowed. While an upward trend in interest rates is generally beneficial for yields on bank debt, the rise in corporate defaults has negatively impacted prices for certain loans.

Though still relatively illiquid when compared to other debt markets, the secondary market for leveraged loans has grown more liquid in recent years. As noted in our prior report, the Trust now uses market quotes to value its investments when the Trust believes that multiple and reliable market quotes are available daily and reflect current value. Investments that can not be valued based on market quotes will continue to be valued using the Trust's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. As of May 31st, approximately 23% of the portfolio was valued using daily market quotes.

                            Pilgrim Prime Rate Trust

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LETTER TO SHAREHOLDERS
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PERFORMANCE OF THE TRUST

For the quarter ended May 31, 2000, the Trust:

Reported increased distribution rates. The annualized distribution rates, based on the May 2000 dividend and month-end NAV, was 9.96%, up from 9.45% and 8.50% at February 29th and November 30th, respectively. This is consistent with rising short-term interest rates and reflects the attractive reset feature of floating-rate loans.

The Trust's annualized market yield based on the May 2000 dividend was 10.16%, which continues to represent an attractive yield advantage over many other variable and fixed income investment products.

Paid a relatively high level of current income. Based on the $0.223 of dividends declared for the quarter, (up from $0.203 for the prior calendar quarter), the annualized quarterly distribution rate based on average NAV exceeded the average 60 day LIBOR rate for the quarter by 3.55%. This yield also exceeded the average Prime Rate for the quarter by approximately 0.77%.

Maintained a high level of diversification. At the end of the quarter, the Trust managed senior loans from 185 separate borrowers, with an average investment size of $9.2 million. These loans were diversified across 31 industry sectors, the largest of which was Telecommunications (wired and wireless, and equipment manufacturers), which represented approximately 13.5% of total assets. The single largest issuer exposure within this sector was roughly 3.2% of total assets.

Maintained an adequate supply of new investments. The Trust booked 12 new investments during the quarter, sponsored by several different loan syndication sources. The average fixed spread over LIBOR for these new loans is 3.2%. Notable assets added to the portfolio include: American Tower Corporation, Pegasus Media & Communications, Inc., Voicestream Wireless, Isle of Capri and American Cellular Corporation.

Utilized leverage to improve performance. As of May 31st, the Trust had $532 million outstanding on its leveraging facilities, representing 30.4% of total assets. The average cost of leverage during the quarter was 6.56%, versus the weighted average spread of portfolio investments for the quarter of 9.78%.

Reduced the level of non-performing assets. As of May 31st, total non-performing assets as a percentage of total assets (market value) improved to 3.8% from 4.7% at the end of the prior calendar quarter. Although above historical experience, this compares favorably to the experience of the overall leveraged loan market through March 31st (5.2% annualized, as reported by Portfolio Management Data
LLC). The decline in NAV during the quarter from $8.95 to $8.87 was due largely to unrealized losses on assets which remain part of the portfolio. A portion of such losses have resulted not from fundamental credit impairment but from supply / demand imbalances and the resultant downward pressure on secondary market prices. Some unrealized losses may be recoverable since the sale or resolution of these assets could provide the Trust with proceeds in excess of its adjusted basis.

                            Pilgrim Prime Rate Trust

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LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We encourage your questions and comments.



/s/ James R. Reis

James R. Reis
Executive Vice President
Director of Senior Lending



/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman

Jeffrey A. Bakalar                      Daniel A. Norman
Senior Vice President                   Senior Vice President
Co-Senior Portfolio Manager             Co-Senior Portfolio Manager



Pilgrim Prime Rate Trust
June 21, 2000

                            Pilgrim Prime Rate Trust

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SHAREHOLDER LETTER FOOTNOTES
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(1)  The  distribution  rate is calculated  by  annualizing  dividends  declared during the quarter (i.e. divided by days in the related quarter times days in the fiscal year) and then dividing the resulting annualized dividend by the average month-end net asset value ("NAV"). The distribution rates are based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rates may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking statements". Actual results could differ materially from those projected in the "forward-looking statements".

The views expressed in this letter reflect those of the portfolio manager, only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                            Pilgrim Prime Rate Trust

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STATISTICS AND PERFORMANCE as of May 31, 2000
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                     $ 1,206,461,881
Assets Invested in Senior Loans*                               $ 1,694,563,981
Total Number of Senior Loans                                               185
Average Amount Outstanding per Loan                            $     9,159,805
Total Number of Industries                                                  31
Average Loan Amount per Industry                               $    54,663,354
Portfolio Turnover Rate (YTD)                                              13%
Weighted Average Days to Interest Rate Reset                           29 days
Average Loan Maturity                                                59 months
Average Age of Loans Held in Portfolio                               11 months

----------
* Includes loans and other debt received through restructures

                          TOP TEN INDUSTRIES AS A % OF

                                                        NET ASSETS  TOTAL ASSETS
                                                        ----------  ------------
Telecommunications                                         19.6%       13.5%
Buildings and Real Estate                                   8.2%        5.7%
Containers, Packaging and Glass                             7.4%        5.1%
Ecological                                                  6.9%        4.7%
Electronics                                                 6.8%        4.7%
Residential/Long Term Care and Hospitals                    6.3%        4.3%
Leisure, Amusement, Motion Pictures and Entertainment       5.7%        3.9%
Textiles and Leather                                        5.7%        3.9%
Hotels, Motels, Inns and Gaming                             5.5%        3.8%
Broadcasting                                                5.4%        3.8%

                          TOP 10 SENIOR LOANS AS A % OF

                                                        NET ASSETS  TOTAL ASSETS
                                                        ----------  ------------
Allied Waste Industries                                    5.7%         3.9%
Voicestream Wireless                                       4.7%         3.2%
Nextel Finance Corp.                                       3.4%         2.4%
Mafco Finance Corp.                                        2.9%         2.0%
Ventas Realty Partnership, Inc.                            2.1%         1.4%
Wyndham International                                      1.9%         1.3%
Pathmark Stores, Inc.                                      1.7%         1.2%
Papa Gino's Inc.                                           1.7%         1.2%
Metro-Goldwyn-Mayer                                        1.6%         1.1%
Community Health Systems                                   1.6%         1.1%

                            Pilgrim Prime Rate Trust

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STATISTICS AND PERFORMANCE as of May 31, 2000
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES

                                                                AVERAGE            AVERAGE
                                     (NAV)       (MKT)         ANNUALIZED        ANNUALIZED
                         PRIME     30-DAY SEC   30-DAY SEC    DISTRIBUTION      DISTRIBUTION
QUARTER-ENDED            RATE       YIELD(A)     YIELD(A)    RATE AT NAV(B)    RATE AT MKT(B)
-------------            ----       --------     --------    --------------    --------------
May 31, 2000             9.50%       7.28%        7.44%           9.94%            10.56%
February 29, 2000        8.75%       8.90%        9.67%           9.13%             9.84%
November 30, 1999        8.50%       8.11%        7.87%           8.68%             8.35%
August 31, 1999          7.75%       8.74%        8.43%           8.66%             8.33%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                             NAV           MKT
                                                             ---           ---
1 Year                                                      6.90%          0.29%
3 Years                                                     7.13%          4.29%
5 Years                                                     7.57%          8.56%
10 Years                                                    7.74%           N/A
Since Trust Inception (F,H)                                 8.15%           N/A
Since Initial Trading on NYSE (G)                            N/A           7.90%

Assumes rights were exercised and excludes sales charges and commissions (C,D,E)

             PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO
                          GUARANTEE OF FUTURE RESULTS.

                      See performance footnotes on page 9

                            Pilgrim Prime Rate Trust

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PERFORMANCE FOOTNOTES
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(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing dividends declared during the quarter (i.e. divided by days in the related quarter times days in the fiscal year) and then dividing the resulting annualized dividend by the average month-end net asset value (in the case of NAV) or the average NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                            Pilgrim Prime Rate Trust

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ADDITIONAL NOTES AND INFORMATION
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SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program", formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional shares of the Trust. The Program also offers Trust shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- Calendar 2000 Dividends:

     DECLARATION DATE        EX-DATE              PAYABLE DATE
     ----------------        -------              ------------
       January 31            February 8           February 23
       February 29           March 8              March 22
       March 31              April 6              April 24
       April 28              May 8                May 22
       May 31                June 8               June 22
       June 30               July 6               July 24
       July 31               August 8             August 22
       August 31             September 7          September 22
       September 29          October 6            October 23
       October 31            November 8           November 22
       November 30           December 7           December 22
       December 19           December 27          January 11, 2001

RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its cusip number became 72146W 10 3. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its cusip number was 720906 10 6. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                            Pilgrim Prime Rate Trust

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PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                 SENIOR LOANS*

          (Dollar weighted portfolio interest reset period is 29 days)

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             AEROSPACE AND DEFENSE: 5.4%
$  14,738    Avborne, Inc.                             Term B       06/30/03      $14,737,500
    8,702    Erickson Air-Crane Co.                    Term B       12/31/04        8,441,064
    8,706    New Piper Aircraft, Inc.                  Term         04/15/05        8,705,724
    6,360    Piedmont Aviation Services                Term B       07/23/06        6,359,840
    6,360     Piedmont Aviation Services               Term C       07/23/07        6,359,840
    2,477    Stellex Industries, Inc.                  Term B       09/30/06        2,477,273
    3,390    Technetics Corp.                          Term         06/20/02        3,389,769
   14,933    Transtar Metals, Inc.                     Term B       01/20/06       14,541,044
                                                                                  -----------
                                                                                   65,012,054
                                                                                  -----------
             AUTOMOBILE: 5.3%
    4,962    Autosystems Manufacturing, Inc.           Term B       05/31/04        4,367,000
    4,963     Autosystems Manufacturing, Inc.          Term C       05/31/05        4,367,000
    2,865    Breed Technologies, Inc. (2)              Term         12/31/00        1,694,054
    3,974     Breed Technologies, Inc. (2)(3)          Revolver     04/18/04        2,349,361
    2,975     Breed Technologies, Inc. (2)(3)          Term A       04/18/04        1,758,923
    9,800    Cambridge Industries, Inc.                Term B       06/30/05        9,310,000
    9,306    Capital Tool & Design Ltd.                Term B       07/19/03        9,305,504
    8,767    Global Metal Technologies, Inc.           Term B       03/12/05        8,767,420
   10,935    Safelite Glass Corp.                      Term B       12/23/04        9,294,819
   10,935     Safelite Glass Corp.                     Term C       12/23/05        9,294,819
    3,308    Venture Holdings                          Term B       04/05/05        3,279,386
                                                                                  -----------
                                                                                   63,788,286
                                                                                  -----------
             BEVERAGE, FOOD AND TOBACCO: 3.1%
    2,833    Edward's Baking Co.                       Term A       09/30/03        2,691,666
    3,292     Edward's Baking Co.                      Term B       09/30/05        3,127,083
    3,292     Edward's Baking Co.                      Term C       09/30/05        3,127,084
   13,633    Empire Kosher Poultry, Inc.               Term B       07/31/04       13,632,500
    5,535    Imperial Sugar Corp.                      Term A       12/31/03        5,534,523
    5,225     Imperial Sugar Corp.                     Term B       12/31/05        5,224,558
    4,602    Otis Spunkmeyer, Inc.                     Term B       12/31/05        4,601,701
                                                                                  -----------
                                                                                   37,939,115
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

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PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             BROADCASTING: 5.4%
$   8,000    Adelphia Communications Corp.             Term B       06/30/09      $ 8,037,144
    5,000    CC VI Operating Co, LLC                   Term B       11/01/08        4,998,045
    2,500    CC VIII Operating, LLC                    Term B       02/02/08        2,503,125
   15,500    Charter Communications, Inc.              Term B       03/18/08       15,455,717
    1,610    Liberman Broadcasting, Inc.               Revolver     03/31/05        1,609,600
    7,600     Liberman Broadcasting, Inc.              Term B       09/30/05        7,600,000
    5,000    Susquehanna Media Co.                     Term B       06/30/08        4,992,710
   16,915    Telemundo Group                           Term B       12/28/06       16,915,000
    3,620    Z Spanish                                 Term         08/24/00        3,620,000
                                                                                  -----------
                                                                                   65,731,341
                                                                                  -----------
             BUILDINGS AND REAL ESTATE: 8.2%
    6,000    Dayton Superior Corp.                     Term         09/29/05        5,988,750
    5,829    Juno Lighting, Inc.                       Term B       11/30/06        5,816,737
    7,701    Kevco, Inc.                               Term B       02/02/05        7,701,110
    8,308    Meditrust Corp.                           Revolver     07/15/01        8,308,406
    6,500     Meditrust Corp.                          Term D       07/15/01        6,500,000
    9,900    National Golf Operating Partnership       Term B       07/22/04        9,900,000
    4,963    Prison Realty Trust, Inc.                 Term C       12/31/02        4,928,383
   11,177    Tree Island Industries                    Term B       03/31/03       11,176,835
    6,187    US Aggregates, Inc.                       Term B       03/31/06        6,187,145
    7,458    Vantas, Inc.                              Term B       09/04/09        7,458,275
    1,043    Ventas, Inc.                              Term A       12/31/02        1,043,142
      522     Ventas, Inc.                             Term B       12/31/05          521,570
   23,621     Ventas, Inc.                             Term C       12/31/07       23,620,873
                                                                                  -----------
                                                                                   99,151,226
                                                                                  -----------
             CARGO TRANSPORT: 2.1%
    1,743    American Commercial Lines, LLC            Term B       06/30/06        1,726,348
    2,500     American Commercial Lines, LLC           Term C       06/30/07        2,476,202
    2,709    Evergreen International Aviation, Inc.    Term         05/31/02        2,698,848
      909     Evergreen International Aviation, Inc.   Term B       05/31/02          905,659
      385     Evergreen International Aviation, Inc.   Term B-1     05/07/03          383,815
    9,000    Gemini Air Cargo, Inc.                    Term         08/12/05        8,966,250
    8,932    Omnitrax, Inc.                            Term         05/12/05        8,931,818
                                                                                  -----------
                                                                                   26,088,940
                                                                                  -----------
             CHEMICALS, PLASTICS AND RUBBER: 4.9%
    9,708    Acadia Elastomers Corp.                   Term         02/17/04        9,708,029
   11,085    Cedar Chemical Corp.                      Term B       10/30/03       11,085,230
   14,888    Euro United Corp. (3)(4)                  Term B       05/31/01        7,443,750
    5,889    Foam Fabrics Inc.                         Term A       03/05/05        5,889,180
    3,323    Foamex, L.P.                              Term B       06/30/05        3,260,592
    3,021     Foamex, L.P.                             Term C       06/30/06        2,964,184
      996    Huntsman Corp.                            Revolver     12/31/02          996,167
      260     Huntsman Corp.                           Term A       12/31/02          258,421
    7,000     Huntsman Corp.                           Term C       12/31/05        7,002,191
    4,963    Identity Group, Inc.                      Term B       05/07/07        4,962,500
      828    Lyondell Petrochemical Company            Term B       06/30/05          837,043
    4,425    NEN Life Sciences, Inc.                   Term B       12/31/04        4,424,694
                                                                                  -----------
                                                                                   58,831,981
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                             Plgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             CONTAINERS, PACKAGING AND GLASS: 7.4%
$   8,932    Blue Ridge Paper Products, Inc.           Term B       05/14/06      $ 8,932,392
    1,675    Crown Paper Co. (2)                       Revolver     09/14/01        1,675,000
    8,171     Crown Paper Co. (2)                      Term B       08/22/03        8,170,661
    7,770    Gaylord Container Corporation             Term         06/19/03        7,770,000
   16,550    Eastern Pulp & Paper Corp.                Term         08/31/04       16,549,998
      440     Eastern Pulp & Paper Corp.               Term A       12/31/00          440,198
    4,975    Impaxx, Inc.                              Term C       12/31/05        4,975,000
    2,481    Nexpak Corp.                              Term B       12/31/05        2,481,191
    2,481     Nexpak Corp.                             Term C       12/31/06        2,481,191
    9,825    Pretium Packaging, LLC                    Term B       07/29/06        9,825,020
    5,498    RIC Holdings, Inc.                        Term A       02/28/03        5,441,640
    4,197     RIC Holdings, Inc.                       Term B       02/28/04        4,208,779
    1,503     RIC Holdings, Inc.                       Term C       08/31/04        1,507,070
   14,400    Stone Container Corp.                     Term F       12/31/06       14,418,000
                                                                                  -----------
                                                                                   88,876,140
                                                                                  -----------
             DIVERSIFIED/CONGLOMERATE MANUFACTURING: 3.1%
    9,900    Allied Digital Technologies Corp.         Term B       12/31/05        7,920,000
    6,710    General Cable Corp.                       Term B       05/24/07        6,688,140
    3,970    Holmes Products Corp.                     Term B       02/15/07        3,915,413
    1,500    Mueller Group, Inc.                       Term B       04/28/08        1,503,046
    1,500     Mueller Group, Inc.                      Term C       08/16/06        1,503,046
    3,000     Mueller Group, Inc.                      Term D       08/16/07        3,000,000
    5,683    Private Business, Inc.                    Term B       08/19/06        5,683,099
    6,948    United Pet Group                          Term B       03/31/06        6,947,500
                                                                                  -----------
                                                                                   37,160,244
                                                                                  -----------
             DIVERSIFIED/CONGLOMERATE SERVICES: 4.6%
    4,963    Barjan Products, LLC                      Term B       05/31/06        4,962,500
    2,743    Enterprise Profit Solutions Corp.         Term         06/14/01        2,742,857
   30,635    Mafco Financial Corp.                     Term A       08/31/00       30,634,615
    4,694     Mafco Financial Corp.                    Revolver     08/31/00        4,693,500
    9,950    Outsourcing Solutions, Inc.               Term B       06/01/06        9,934,458
    1,241    URS Corp.                                 Term B       06/09/06        1,240,625
    1,241     URS Corp.                                Term C       06/09/07        1,240,625
                                                                                  -----------
                                                                                   55,449,180
                                                                                  -----------
             ECOLOGICAL: 6.9%
    5,000    Allied Waste Industries, Inc.             Term A       07/12/05        4,775,000
   30,455     Allied Waste Industries, Inc.            Term B       07/12/06       29,150,086
   36,545     Allied Waste Industries, Inc.            Term C       07/12/07       34,984,671
    4,800    Clean Harbors, Inc.                       Term         05/08/01        4,800,000
    9,150    Rumpke Consolidate Companies, Inc.        Term A       09/26/02        9,150,000
                                                                                  -----------
                                                                                   82,859,757
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             EDUCATION & Childcare: 1.9%
$   9,211    Children's Discovery Centers
               of America, Inc.                        Term         08/10/04      $ 9,210,938
   10,156    The Brown Schools, Inc.                   Term B       06/30/04       10,156,250
    4,063     The Brown Schools, Inc.                  Term C       06/30/05        4,062,500
                                                                                  -----------
                                                                                   23,429,688
                                                                                  -----------
             ELECTRONICS: 6.8%
    1,768    Chatham Technologies, Inc.                Term         06/02/04        1,511,220
    1,510     Chatham Technologies, Inc.               Revolver     06/02/04        1,291,012
      816     Chatham Technologies, Inc.               Term A       06/02/04          697,621
      469    Decision One Corp. (2)(3)                 Revolver     08/31/03          234,643
    2,649     Decision One Corp. (2)(3)                Term A       08/31/03        1,324,408
    7,250     Decision One Corp. (2)(3)                Term B       08/31/05        3,625,095
    1,461     Decision One Corp. (2)(3)                Term C       08/31/05          730,657
    5,670    Dynamic Details Silicon, Inc.             Term B       04/22/05        5,670,150
   11,500    Dynatech Corporation                      Term B       09/30/07       11,461,671
    4,201    Electro Mechanical Solutions, Inc.        Term B       06/30/04        3,990,614
    5,348    Intri-Plex Technologies, Inc.             Term         09/30/02        4,278,261
    7,000    Knowles Electronics, Inc.                 Term B       06/29/07        6,953,331
    9,000    Mitel Corporation                         Term B       06/02/04        8,999,972
    6,250    Rural Cellular Corp                       Term B       10/03/08        6,259,374
    6,250     Rural Cellular Corp                      Term C       04/03/09        6,259,374
    9,008    Sarcom, Inc.                              Term         11/20/02        9,007,937
    2,510    Semiconductor Components Industries, LLC  Term B       08/04/06        2,531,738
    2,703     Semiconductor Components Industries, LLC Term C       08/04/07        2,726,656
    4,930    Stonebridge Technologies, Inc.            Term         07/27/05        4,929,688
                                                                                  -----------
                                                                                   82,483,422
                                                                                  -----------
             FINANCE: 4.3%
      250    Alliance Data Systems Corp.               Revolver     03/04/06          250,000
      837     Alliance Data Systems Corp.              Term A       03/04/06          837,053
   14,700     Alliance Data Systems Corp.              Term B       10/31/05       14,700,000
    1,838     Alliance Data Systems Corp.              Term         03/04/06        1,837,678
    6,742    Bridge Information Systems, Inc.          Term B       05/29/05        6,741,573
    1,931     Bridge Information Systems, Inc.         Lease 4      04/01/01        1,930,875
    3,738     Bridge Information Systems, Inc.         Lease 6      04/01/01        3,737,584
    5,779    National Partnership Investments Corp.    Term         06/30/01        5,779,137
    2,967    Rent -A-Center, Inc.                      Term B       01/31/06        2,955,784
    3,978     Rent -A-Center, Inc.                     Term C       01/31/07        3,962,624
    5,000    United Rental, Inc.                       Term C       06/30/05        4,973,440
    3,833     Value Asset Management, Inc.             Term B       04/28/03        3,833,333
                                                                                  -----------
                                                                                   51,539,081
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             GROCERY: 2.1%
$   5,000    Grand Union Capital Corporation           Term         08/17/03      $ 4,940,625
    2,777    Pathmark Stores, Inc.                     Revolver     06/15/01        2,683,141
    3,640     Pathmark Stores, Inc.                    Term A       06/15/01        3,639,850
   13,953     Pathmark Stores, Inc.                    Term B       12/15/01       13,953,070
      506    Schwegmann Giant Supermarket (1)(3)       Term B       07/30/02          303,668
                                                                                  -----------
                                                                                   25,520,354
                                                                                  -----------
             HOME AND OFFICE FURNISHINGS, HOUSEWARES
               AND DURABLE CONSUMER PRODUCTS: 3.2%
      723    American Blind and Wallpaper, Inc.        Term         12/29/05          722,983
    8,560    Desa International, Inc.                  Term B       11/26/04        8,477,970
    4,966    ICON Health & Fitness Co.                 Term B       11/29/04        4,965,625
    5,091     ICON Health & Fitness Co.                Term C       03/01/05        5,090,607
    4,250     ICON Health & Fitness Co.                Term         08/31/04        4,250,000
    3,933    Centis, Inc.                              Term B       09/30/05        3,933,334
    3,448     Centis, Inc.                             Term C       09/30/06        3,447,500
    3,818    Imperial Home Decor Group, Inc. (2)(3)    Term B       03/13/05        2,863,845
    1,492     Imperial Home Decor Group, Inc. (2)(3)   Term C       03/13/06        1,119,275
    2,151     Imperial Home Decor Group, Inc. (2)(3)   Term A       03/13/05        1,613,257
    2,492     Imperial Home Decor Group, Inc. (2)(3)   Revolver     03/13/05        1,867,935
                                                                                  -----------
                                                                                   38,352,331
                                                                                  -----------
             HOTELS, MOTELS, INNS AND GAMING: 5.5%
    3,000    Aladdin Gaming, LLC                       Term B       02/28/06        3,000,000
    4,500     Aladdin Gaming, LLC                      Term C       02/28/06        4,500,000
    4,950    Extended Stay America, Inc.               Term B       12/31/03        4,919,063
    2,992    Felcor Lodging Trust, Inc.                Term B       03/31/04        2,979,532
    2,985    Horseshoe Gaming Holdings Corp.           Term B       09/30/06        2,996,194
    5,607    Pebble Beach Co.                          Term B       07/30/06        5,630,930
    9,975    Station Casinos, Inc.                     Term         12/31/05        9,975,000
    9,950    Strategic Hotel Capital, Inc.             Term B       11/09/04       10,005,968
    5,000    Wyndham International, Inc.               Term         06/30/04        4,917,970
   18,500     Wyndham International, Inc.              Term         06/30/06       17,898,750
                                                                                  -----------
                                                                                   66,823,407
                                                                                  -----------
             Insurance: 0.9%
    1,605    TRG Holdings Corp.                        Term         01/07/03        1,605,000
    9,800    USI Holdings Corp.                        Term         09/17/04        9,800,000
                                                                                  -----------
                                                                                   11,405,000
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             LEISURE, AMUSEMENT, MOTION PICTURES AND
              ENTERTAINMENT: 5.7%
$   3,675    AMFAC Resorts, Inc.                       Term B       09/04/04      $ 3,647,438
    3,675     AMFAC Resorts, Inc.                      Term C       09/30/04        3,647,437
    9,419    Fitness Holdings, Inc.                    Term B       11/01/06        9,371,532
    8,421     Fitness Holdings, Inc.                   Term C       11/01/07        8,375,895
    9,775    Four Media Co.                            Term B       09/10/04        9,775,000
   10,000    Metro-Goldwyn-Mayer, Inc.                 Term A       03/31/05        9,820,830
    9,000     Metro-Goldwyn-Mayer, Inc.                Term B       03/31/06        8,935,875
   14,900    Panavision, Inc.                          Term B       06/05/05       14,900,000
                                                                                  -----------
                                                                                   68,474,007
                                                                                  -----------
             MACHINERY (NONAGRICULTURE,
              NONCONSTRUCTION, NONELECTRONIC): 2.6%
    5,000    Alliance Laundry Systems, LLC             Term B       05/01/05        5,000,000
   14,888    Anthony Crane, L.P.                       Term B       07/20/06       14,887,500
    8,313    Clearing - Niagara, Inc. (2)(3)           Term         10/18/04        6,234,549
    4,658    Morris Material Handling, Inc.            Term B       03/31/05        4,658,193
                                                                                  -----------
                                                                                   30,780,242
                                                                                  -----------
             MEDICAL SERVICES & Products: 3.2%
    1,430    Caremark, Rx, Inc.                        Term A       06/09/01        1,430,179
      767     Caremark, Rx, Inc.                       Term B       06/09/01          767,231
    9,800    Compdent Corp.                            Term B       06/30/06        9,800,000
    3,308    Concentra Managed Care, Inc.              Term B       06/30/06        3,308,333
    1,654     Concentra Managed Care, Inc.             Term C       06/30/07        1,654,167
    3,213    Dade Behring, Inc.                        Term B       06/30/06        3,194,507
    3,213     Dade Behring, Inc.                       Term C       06/30/07        3,194,507
    4,887    Doshi Diagnostics Imaging Service         Term         05/15/05        4,887,500
    3,336    Healthcare Direct, Inc.                   Term A       08/01/04        3,335,550
    4,028     Healthcare Direct, Inc.                  Term B       08/01/06        4,028,250
    2,898    Vision Twenty-One, Inc.                   Term C       06/30/05        2,898,018
                                                                                  -----------
                                                                                   38,498,242
                                                                                  -----------
             MINING, STEEL, IRON AND NONPRECIOUS
               METALS: 0.3%
    3,333    National Refractories, Inc.               Term C       09/30/01        3,333,333
                                                                                  -----------
                                                                                    3,333,333
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             OIL AND GAS: 2.8%
$   5,454    Key Energy Group, Inc.                    Term B       10/26/04      $ 5,467,431
    1,687     Key Energy Group, Inc.                   Term A       10/26/03        1,686,604
    6,634     Key Energy Group, Inc.                   Revolver     10/26/03        6,459,858
    1,466    Perf-O-Log, Inc.                          Term A       08/11/03        1,466,250
    3,900     Perf-O-Log, Inc.                         Term B       08/11/03        3,900,000
    2,450     Perf-O-Log, Inc.                         Term C       08/11/04        2,450,000
    3,000     Perf-O-Log, Inc.                         Term F       06/30/05        3,000,000
    9,000     Premcor, Inc.                            FRN (A)      11/15/04        9,000,000
                                                                                  -----------
                                                                                   33,430,143
                                                                                  -----------
             PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 3.9%
   21,800    Boston Chicken, Inc. (2)(3)               Lease C      10/17/98       10,899,999
    2,367     Boston Chicken, Inc. (2)(3)              Revolver A   10/17/98        1,183,449
    3,015     Boston Chicken, Inc. (2)(3)              Revolver B   12/01/99        1,507,425
    4,751    Brickman Group, Inc.                      Term B       12/31/05        4,750,752
    8,758    Coinmach Laundry Corp.                    Term B       06/30/05        8,736,453
    2,242    Papa Gino's, Inc.                         Term A-2     08/31/04        2,242,401
    3,376     Papa Gino's, Inc.                        Term A       02/19/02        3,376,034
   14,530     Papa Gino's, Inc.                        Term B       02/19/04       14,529,616
                                                                                  -----------
                                                                                   47,226,129
                                                                                  -----------
             PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 3.3%
    2,121    AM Cosmetics Corp.                        Revolver     05/30/04        2,121,238
    1,305     AM Cosmetics Corp.                       Term A       06/30/03        1,305,151
    2,610     AM Cosmetics Corp.                       Term B       12/31/04        2,610,303
    1,921    American Safety Razor                     Term A       04/30/05        1,920,800
    9,744    Amscan Holdings                           Axel (B)     12/31/04        9,743,532
    5,971    Buhrmann NV                               Term B       10/26/07        5,983,285
    8,315    Medtech Products, Inc.                    Term B       10/15/02        8,314,642
    3,163    Norwood Promotional Products, Inc.        Term B       05/12/06        3,160,817
    2,816     Norwood Promotional Products, Inc.       Term C       11/30/06        2,814,711
    1,102    Paint Sundry Brands, LLC                  Term B       08/11/05        1,101,913
    1,079     Paint Sundry Brands, LLC                 Term C       08/11/06        1,079,199
                                                                                  -----------
                                                                                   40,155,591
                                                                                  -----------
             PERSONAL TRANSPORTATION: 0.8%
    9,820    Neoplan USA Corporation                   Term B       05/29/05        9,819,990
                                                                                  -----------
                                                                                    9,819,990
                                                                                  -----------
             PRINTING AND PUBLISHING: 2.3%
    3,273    Von Hoffman Press, Inc.                   Term B       05/22/04        3,273,214
   10,635     Von Hoffman Press, Inc.                  Term C       05/22/05       10,634,822
    9,825    Weider Publications, Inc.                 Term         09/18/05        9,825,000
    3,500    Ziff Davis, Inc.                          Term B       03/31/07        3,500,728
                                                                                  -----------
                                                                                   27,233,764
                                                                                  -----------

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             RESIDENTIAL LONG-TERM CARE & HOSPITALS: 6.3%
$   6,218    Community Health Systems, Inc.            Term B       12/31/03      $ 6,176,525
    6,218     Community Health Systems, Inc.           Term C       12/31/04        6,177,631
    6,395     Community Health Systems, Inc.           Term D       12/31/05        6,357,032
    6,000    Covenant Care California, Inc.            Term         04/30/01        6,000,000
   14,118    Fountain View, Inc.                       Term B       03/31/04       14,117,647
    2,766    Genesis Health Ventures, Inc.             Term A       09/30/03        2,351,366
    1,281    Magellan Health Services, Inc.            Term B       02/28/05        1,280,989
    1,281     Magellan Health Services, Inc.           Term C       02/28/06        1,280,989
    4,401    Mellon Financial Services Corp.           Lease (C)    09/30/04        3,740,641
   14,697    Paragon Health Network, Inc. (2)(3)       Term B       04/30/05        8,818,018
    8,793     Paragon Health Network, Inc. (2)(3)      Term C       03/31/06        5,275,699
    3,489    The Multicare Companies, Inc.             Term A       09/30/03        2,965,716
   13,134    Vencor, Inc. (2)(3)                       Term B       05/05/05       11,163,954
                                                                                  -----------
                                                                                   75,706,207
                                                                                  -----------
             RETAIL/APPAREL: 2.9%
    5,000    Josten, Inc.                              Term B       12/31/00        5,026,040
   13,603    Murray's Discount Auto Stores, Inc.       Term         06/30/03       13,602,539
    3,208    Peebles, Inc.                             Term A       04/30/01        3,208,626
   12,742     Peebles, Inc.                            Term B       04/30/02       12,741,960
                                                                                  -----------
                                                                                   34,579,165
                                                                                  -----------
             TELECOMMUNICATIONS: 19.6%
    2,500    American Tower, LP                        Term B       12/31/07        2,510,590
    6,767    American Celluar Corporation              Term B       12/29/00        6,767,269
    7,733     American Celluar Corporation             Term C       12/29/00        7,734,022
    5,000    Arch Communications, Inc.                 Term C       06/30/06        4,781,250
    5,000    Crown Castle Operating Co.                Term B       03/18/08        5,008,335
   10,000    Dobson Communications Corp.               Term B       03/31/08       10,000,000
   10,000    Independent Wireless One Corporation      Term B       06/20/08       10,000,000
    6,500    McLeod USA Corp.                          Term B       05/31/08        6,500,000
    2,801    Microcell Connexions Inc.                 Term B       03/17/06        2,794,662
    3,000     Microcell Connexions Inc.                Term E       03/17/06        2,998,125
    8,855    Nextel Communications Inc.                Lease        03/15/06        8,854,550
    6,500    Nextel Finance Co.                        Term B       06/30/08        6,540,898
    6,500     Nextel Finance Co.                       Term C       12/31/08        6,540,898
   28,500     Nextel Finance Co.                       Term D       06/30/08       28,355,733
    1,924    Pacific Coin                              Term A       12/31/02        1,442,864
    6,492     Pacific Coin                             Term B       12/31/04        4,869,114
   14,905    Paging Network, Inc.                      Revolver     12/31/04       14,905,000
    2,000    Pegasus Media & Communications, Inc.      Term B       04/30/05        1,995,416

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                 LOAN         STATED
(000'S)               INDUSTRY/BORROWER                 TYPE        MATURITY         VALUE
-------               -----------------                 ----        --------         -----
             TELECOMMUNICATIONS (CONTINUED)
$ 6,000      Pinnacle Towers, Inc.                     Term B       06/30/07    $   5,986,878
    9,958    Teletouch Communications, Inc.            Term B       11/30/04        9,958,333
   10,000    Teligent, Inc.                            Term         07/01/02       10,000,000
    6,727    Tripoint Global Communications, Inc.      Term B       05/28/06        6,726,523
   11,970    TSR Wireless, LLC                         Term         06/30/05       11,970,000
   22,500    Voicestream Wireless Corp.                Term B       02/25/09       22,286,498
   35,000     Voicestream Wireless Corp.               Term A       02/25/08       34,100,010
    3,000    Western Wireless                          Term B       09/30/08        3,001,875
                                                                                -------------
                                                                                  236,628,843
                                                                                -------------
             TEXTILES AND LEATHER: 5.7%
    9,196    Accessory Network Group, Inc.             Term B       08/13/05        9,195,713
    8,341    Galey & Lord, Inc.                        Term B       03/23/05        8,340,615
    5,917     Galey & Lord, Inc.                       Term C       03/23/06        5,916,718
    3,953    Harriet & Henderson Yarns, Inc.           Term A       06/12/00        3,953,158
      393     Harriet & Henderson Yarns, Inc.          Term C       01/20/04          392,773
    6,629    Humphreys, Inc.                           Term B       11/15/03        6,297,228
    9,950    Malden Mills Industries, Inc.             Term B       10/28/06        9,950,000
    4,554    Scovill Fasteners Inc.                    Term         11/26/03        4,553,571
    8,403    Targus Group International, Inc.          Term B       01/05/05        8,403,191
    1,427     Targus Group International, Inc.         Term C       01/05/05        1,427,294
    9,827    Tartan Textile Services, Inc.             Term B       05/13/05        9,826,517
                                                                                -------------
                                                                                   68,256,778
                                                                                -------------
             Total Senior Loans -- 140.5%                                       1,694,563,981
                                                                                -------------
             (Cost $1,725,963,183)

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                              OTHER CORPORATE DEBT

PRINCIPAL
AMOUNT                                                               LOAN           STATED
(000'S)          INDUSTRY/BORROWER                       TYPE      MATURITY          VALUE
-------          -----------------                       ----      --------          -----
             AUTOMOBILE: 0.5%
$   6,000    Capital Tool & Design                     Senior Sub   07/26/03      $ 6,000,000
                                                                                  -----------
                                                                                    6,000,000
                                                                                  -----------
             FINANCE: 0.8%
   10,000    Value Asset Management, Inc.              Senior Sub   08/31/05       10,000,000
                                                                                  -----------
                                                                                   10,000,000
                                                                                  -----------
             PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 0.5%
    2,833    AM Cosmetics Corp.                        Senior Sub   05/30/07        2,833,103
    2,875    Paint Sundry Brands, LLC                  Senior Sub   08/11/08        2,875,000
                                                                                  -----------
                                                                                    5,708,103
                                                                                  -----------
             Total Other Corporate Debt -- 1.8%                                    21,708,103
                                                                                  -----------
             (Cost $18,875,000)

                                EQUITY SECURITIES
  SHARES
  ------
           Apparel Products: 0.0%
  13,294   Butterick Company, Inc.@(R) -- common                                  $    22,364
                                                                                  -----------
           Diversified/Conglomerate Services: 0.0%
  60,056   Staff Leasing, Inc.@(R) -- common                                          213,950
                                                                                  -----------
           Home and Office Furnishings: 0.1%
  80,400   American Blind and Wallpaper, Inc.@(R) -- common                         1,045,200
                                                                                  -----------
           Personal and Nondurable Consumer Products: 0.0%
  37,197   AM Cosmetics Corp.@ -- common plus warrants                                385,617
                                                                                  -----------
           Restaurants: 0.5%
 413,980   America's Favorite Chicken Co. -- common@(R)                             7,203,164
                                                                                  -----------
           Textiles and Leather: 0.1%
 127,306   Dan River, Inc. -- common@                                                 628,573
                                                                                  -----------
           Total Equity Securities -- 0.7%                                          9,498,868
                                                                                  -----------
           (Cost $1,637,196)

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  STOCK PURCHASE WARRANTS AND OTHER SECURITIES

  SHARES
  ------
      1   Autotote Systems, Inc., Warrant representing 48,930 common
          shares, Expires 10/30/03@(R)                                                      $       85,614
      1   Autotote Systems, Inc., Option representing 0.248% common
          shares issued and outstanding@(R)                                                            --
 10,000   Casden Properties Operation, 10,000 shares of junior Cumulative
          Preferred Partnership Units@(R)                                                          250,000
 80,634   Capital Tool & Design, Warrants representing 80,634 common
          shares@(R)                                                                               256,658
 19,000   Covenant Care, Inc., Warrants representing 19,000 common
          shares@(R)                                                                                37,452
    449   Murray's Discount, Warrants representing 5% equity stakes on a
          fully diluted basis@(R)                                                                        4
                                                                                            --------------
          Total Stock Purchase Warrants and Other Securities -- 0.1%                               629,728
                                                                                            --------------
          (Cost $0)
          TOTAL INVESTMENTS (COST $1,746,475,379) (5)                            143.1%     $1,726,400,680
          LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS -- NET                  -43.1%       (519,938,799)
                                                                                ------      --------------
          NET ASSETS                                                             100.0%     $1,206,461,881
                                                                                ======      ==============

----------
@    Non-income producing security.
(A)  Floating Rate Note
(B)  Axel  describes  an  amortizing   extended  Term  Loan  with  limited  call
     protection.
(C)  Synthetic Loan facility.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code and is in the process of developing a plan of liquidation.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act and is in the process of developing a plan of reorganization.
(5) For federal income tax purposes, which is the same for financial reporting purposes, cost of investments is $1,746,475,379 and net unrealized depreciation consists of the following:

         Gross Unrealized Appreciation                   $   18,853,681
         Gross Unrealized Depreciation                      (38,928,380)
                                                         --------------
           Net Unrealized Depreciation                   $  (20,074,699)
                                                         ==============

                 See Accompanying Notes to Financial Statements

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,746,475,379)        $ 1,726,400,680
Receivables:
 Interest                                                            20,578,263
 Other                                                                   37,128
Prepaid expenses                                                        286,070
Prepaid arrangement fees on notes payable                               593,786
                                                                ---------------
   Total assets                                                   1,747,895,927
                                                                ---------------
LIABILITIES:
Notes payable                                                       532,000,000
Overdraft payable to custodian                                        1,160,067
Deferred arrangement fees on senior loans                             1,794,713
Accrued interest payable                                              3,386,753
Accrued expenses                                                      3,092,513
                                                                ---------------
   Total liabilities                                                541,434,046
                                                                ---------------
NET ASSETS (equivalent to $8.87 per share,
 based on 136,036,161 shares of beneficial
 interest authorized and outstanding, no par value)             $ 1,206,461,881
                                                                ===============
Net Assets Consist of:
 Paid in capital                                                $ 1,286,204,996
 Undistributed net investment income                                 10,946,081
 Accumulated net realized loss on investments                       (70,614,497)
 Net unrealized depreciation of investments                         (20,074,699)
                                                                ---------------
   Net assets                                                   $ 1,206,461,881
                                                                ===============

                See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 39,988,973
Arrangement fees earned                                                 585,209
Dividends                                                                 7,500
Other                                                                 1,437,488
                                                                   ------------
 Total investment income                                             42,019,170
                                                                   ------------
EXPENSES:
Interest                                                              8,497,777
Investment management fees                                            3,486,792
Administration fees                                                     722,975
Professional fees                                                       547,633
Custodian fees                                                          119,600
Revolving credit facility fees                                          110,926
Transfer agent and registrar fees                                       101,220
Reports to shareholders                                                  75,148
Miscellaneous expense                                                    46,000
Recordkeeping and pricing fees                                           18,400
Trustees' fees                                                            7,545
                                                                   ------------
 Total expenses                                                      13,734,016
                                                                   ------------
   Net investment income                                             28,285,154
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain on investments                                      1,885,110
Change in unrealized depreciation of investments                    (11,776,832)
                                                                   ------------
 Net loss on investments                                             (9,891,722)
                                                                   ------------
   Net increase in net assets resulting from operations            $ 18,393,432
                                                                   ============

                See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          THREE MONTHS
                                                              ENDED
                                                             MAY 31,            YEAR ENDED
                                                              2000             FEBRUARY 29,
                                                           (UNAUDITED)             2000
                                                         ---------------     ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                    $    28,285,154     $   106,494,015
Net realized gain (loss) on investments                        1,885,110         (37,913,867)
Change in unrealized depreciation
 on investments                                              (11,776,832)         (2,330,185)
                                                         ---------------     ---------------
 Net increase in net assets resulting from operations         18,393,432          66,249,963

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                     (29,270,659)       (104,450,361)

CAPITAL SHARE TRANSACTIONS:
Issuance from dividend reinvestment                                   --           9,369,771
Sales of shares in connection with shelf offerings                    --          43,604,392
                                                         ---------------     ---------------
 Net increase from capital share transactions                         --          52,974,163
                                                         ---------------     ---------------
 Net (decrease) increase in net assets                       (10,877,227)         14,773,765

NET ASSETS:
Beginning of period                                        1,217,339,108       1,202,565,343
                                                         ---------------     ---------------
End of period (including undistributed net investment
 income of $10,946,081 and $11,931,585, respectively)    $ 1,206,461,881     $ 1,217,339,108
                                                         ===============     ===============
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
 investment income                                                    --           1,031,864
Shares sold in connection with Shelf offerings                        --           4,798,146
                                                         ---------------     ---------------
 Net increase in shares outstanding                                   --           5,830,010
                                                         ===============     ===============

                See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) in Cash
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                                $  39,199,086
 Dividends received                                                       7,500
 Facility fees paid                                                     (51,009)
 Arrangement fee received                                               380,097
 Other income received                                                1,445,390
 Interest paid                                                       (8,250,608)
 Other operating expenses paid                                       (4,534,234)
 Purchases of portfolio securities                                 (262,918,815)
 Proceeds from disposition of portfolio securities                  215,578,449
                                                                  -------------
   Net cash used for operating activities                           (19,144,144)
                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid                                                     (28,089,142)
 Overdraft financing                                                   (766,714)
 Loan advance                                                        48,000,000)
                                                                  -------------
   Net cash flows provided by financing activities                   19,144,144
                                                                  -------------
 Net change in cash                                                          --
 Cash at beginning of period                                                 --
                                                                  -------------
 Cash at end of period                                            $          --
                                                                  =============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations              $  18,393,432
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
 Increase in investments in securities                              (36,310,220)
 Increase in dividends and interest receivable                         (789,887)
 Decrease in other assets                                                 7,902
 Decrease in prepaid arrangement fees on notes payable                   59,917
 Increase in prepaid expenses                                            43,094
 Increase in deferred arrangement fees on senior loans                  205,112
 Decrease in accrued interest payable                                  (247,169)
 Decrease in accrued expenses                                          (506,325)
                                                                  -------------
 Total adjustments                                                  (37,537,576)
                                                                  -------------
   Net cash used for operating activities                         $ (19,144,144)
                                                                  =============

                See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      THREE
                                      MONTHS
                                      ENDED           YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                   MAY 31, 2000    -------------------------------------------
                                   (UNAUDITED)       2000          1999(7)        1998(7)     1997(7)        1996(6)    1995
                                   -----------       ----          -------        -------     -------        -------    ----
Per Share Operating Performance
Net asset value, beginning of
 period                            $     8.95     $     9.24     $     9.34     $     9.45  $     9.61     $   9.66   $  10.02
Net investment income                    0.21           0.79           0.79           0.87        0.82         0.89       0.74
Net realized and unrealized gain
 (loss) on investments                  (0.07)         (0.30)         (0.10)         (0.13)      (0.02)       (0.08)      0.07
                                   ----------     ----------     ----------     ----------  ----------     --------   --------
Increase in net asset value from
 investment operations                   0.14           0.49           0.69           0.74        0.80         0.81       0.81
Distributions from net investment
 income                                 (0.22)         (0.78)         (0.82)         (0.85)      (0.82)       (0.86)     (0.73)
Increase in net asset value from
 share offerings                           --             --           0.03             --          --           --         --
Reduction in net asset value from
 rights offering                           --             --             --             --       (0.14)          --      (0.44)
Increase in net asset value from
 repurchase of capital stock               --             --             --             --          --           --         --
                                   ----------     ----------     ----------     ----------  ----------     --------   --------
Net asset value, end of period     $     8.87     $     8.95     $     9.24     $     9.34  $     9.45     $   9.61   $   9.66
                                   ==========     ==========     ==========     ==========  ==========     ========   ========
Closing market price at end of
 period                            $     8.69     $     8.67     $     9.56     $    10.31  $    10.00     $   9.50   $   8.75
Total Return
Total investment return at
 closing market price(3)                 1.69%         (5.88)%         1.11%         12.70%      15.04%(5)    19.19%      3.27%
Total investment return at net
 asset value(4)                          8.05%          5.67%          7.86%          8.01%       8.06%(5)     9.21%      5.24%
Ratios/Supplemental Data
Net assets, end of period (000's)  $1,206,462     $1,217,339     $1,202,565     $1,034,403  $1,031,089     $862,938   $867,083
Average borrowings (000's)         $  519,946     $  524,019     $  490,978     $  346,110  $  131,773     $     --   $     --
Ratios to average net assets
 plus borrowings:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                       1.19%(1)       1.00%(8)       1.05%          1.04%       1.13%          --         --
 Expenses                                3.13%(1)       2.79%(8)       2.86%          2.65%       1.92%          --         --
 Net investment income                   6.51%(1)       6.12%          6.00%          6.91%       7.59%          --         --
Ratios to average net assets:
 Expenses (before interest and
  other fees related to revolving
  credit facility)                       1.67%(1)       1.43%(8)       1.50%(8)       1.39%       1.29%          --         --
 Expenses                                4.52%(1)       4.00%(8)       4.10%(8)       3.54%       2.20%        1.23%      1.30%
 Net investment income                   9.28%(1)       8.77%          8.60%          9.23%       8.67%        9.23%      7.59%
Portfolio turnover rate                    13%            71%            68%            90%         82%          88%       108%
Shares outstanding at end of
 period (000's)                       136,036        136,036        130,206        110,764     109,140       89,794      89,794

----------
(1)  Annualized.
(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.

                See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                        YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
---------------------------------------------------------------------------------------
  1994           1993         1992             1991            1990             1989
---------     ---------     ---------       -----------     ----------       ----------


$   10.05     $    9.96     $    9.97       $     10.00     $    10.00       $    10.00
     0.60          0.60          0.76              0.98           1.06             0.72

   ( 0.05)         0.01         (0.02)           ( 0.05)            --               --
---------     ---------     ---------       -----------     ----------       ----------

     0.55          0.61          0.74              0.93           1.06             0.72

   ( 0.60)       ( 0.57)        (0.75)           ( 0.96)        ( 1.06)          ( 0.72)
       --            --            --                --             --               --

       --            --            --                --             --               --

     0.02          0.05            --                --             --               --
---------     ---------     ---------       -----------     ----------       ----------
$   10.02     $   10.05      $   9.96       $      9.97     $    10.00       $    10.00
=========     =========     =========       ===========     ==========       ==========

$    9.25     $    9.13            --                --             --               --


     8.06%        10.89%           --                --             --               --

     6.28%         7.29%         7.71%             9.74%         11.13%            7.35%

$ 719,979     $ 738,810     $ 874,104       $ 1,158,224     $1,036,470       $  252,998
$      --     $      --     $      --       $        --     $       --       $       --




       --            --            --                --             --               --
       --            --            --                --             --               --
       --            --            --                --             --               --



       --            --            --                --             --               --
     1.31%         1.42%         1.42%(2)          1.38%          1.46%(2)         1.18%(1)(2)
     6.04%         5.88%         7.62%(2)          9.71%         10.32%(2)         9.68%(1)(2)
       87%           81%           53%               55%           100%              49%(1)

   71,835        73,544        87,782           116,022        103,660           25,294

----------
(4) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(5) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.
(6) Pilgrim Investments, Inc., the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(7) The Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(8)  Calculated on total expenses before impact of earnings credits.

                See Accompanying Notes to Financial Statements.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Pilgrim  Prime Rate Trust (the  "Trust"),  is  registered  under the  Investment
Company Act of 1940, as amended, as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 (the "`33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Senior Loan and Other Security Valuation. On a daily basis, the Trust uses market quotes to value its senior loans holdings when the Trust believes that multiple and reliable market quotes are available and reflect current value. Senior securities that cannot be valued based on market quotes, are valued using the Trust's valuation procedures, to ascertain the current value of a loan based on fundemental analysis. Fair value is determined by Pilgrim Investments, Inc. (the "Manager") under procedures established and monitored by the Trust's Board of Trustees. In valuing a loan, the Manager will consider, among other factors: (i) the creditworthiness of the corporate issuer and any interpositioned bank; (ii) the current interest rate, period until next interest rate reset and maturity date of the senior corporate loan; (iii) recent market prices for similar loans, if any; and
     (iv) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. The Manager may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the loans held by the Trust have or could have occurred. However, because the secondary market in senior loans has not yet fully developed, the Manager will not rely solely on such prices or quotations. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     At February 29, 2000, the Trust had capital loss carryforwards for federal income tax purposes of approximately $66,511,648 which are scheduled to expire through February 28, 2008.

     The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

     to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized ratably over the shorter of 2.5 years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status.

D. Distributions to Shareholders. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles for items such as the treatment of short term capital gains. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital. During the year ended February 29, 2000 the Fund reclassified $1,830,561 from paid in capital to accumulated net realized loss on investments, to reflect the treatment of permanent book/tax differences.

E. Dividend Reinvestments. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

G. Share Offerings. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 2 -- INVESTMENTS

For the three months ended May 31, 2000, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $262,918,815 and $224,871,044, respectively. At May 31, 2000, the Trust held senior loans valued at $1,694,563,981 representing 98.2% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                    DATE OF          COST OR
                                                  ACQUISITION     ASSIGNED BASIS
                                                  -----------     --------------
American Blind and Wallpaper -- Common              01/12/99            --
America's Favorite Chicken Co. -- Common            11/06/92          $  1
Autotote Systems, Inc. -- Option                    02/26/97            --
Autotote Systems, Inc. -- Warrant                   11/11/92            --
Butterick Company, Inc. -- Common                   05/01/97            --
Capital Tool & Design -- Warrants                   07/26/96            --
Casden Properties Operation -- Preferred
  Partnership Units                                 12/31/98            --
Covenant Care, Inc. -- Warrants                     12/22/95            --
Murray's Discount -- Warrants                       02/16/99            --
                                                                      ----
Total restricted securities excluding
 senior loans (market value of $8,900,456
 was 0.74% of net assets at May 31, 2000)                             $  1
                                                                      ====

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Investment Management Agreement with Pilgrim Investments, Inc. (the "Manager") a wholly-owned subsidiary of Pilgrim Group, Inc. ("PG"), to provide advisory and management services. The Investment Management Agreement compensates the Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets plus borrowings.

The Trust has also entered into an Administration Agreement with Pilgrim Investments, Inc. to provide administrative services and also to furnish facilities. Prior to May 1, 2000 the Administration Agreement compensated the Administrator with a fee, computed daily and payable monthly, at an annual rate of 0.15% of the Trust's average daily net assets plus borrowings up to $800 million; and 0.10% of the average daily net assets plus borrowings in excess of $800 million. Effective May 1, 2000, the Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily net assets plus the proceeds of any outstanding borrowings.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364 day and a five year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $630 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper based rate. Prepaid arrangement

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2000, was $532 million, at an average interest rate of 6.6%, which represented 30.4% of total assets. Average borrowings for the three months ended May 31, 2000 were $519,945,652 and the average annualized interest rate was 6.5%.

As of May 31, 2000, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Alliance Data Systems   $ 1,535,714   Liberman Broadcasting, Inc.    $   123,750
AM Cosmetics                 15,422   Mafco Finance Co.                  758,423
Breed Technologies           42,611   Meditrust Corp.                  6,691,593
Crown Paper Co.           3,325,000   Murray's Discount Auto Stores    1,700,000
Decisione One Corp.          59,000   Pathmark Stores Inc.             2,512,397
Huntsman Corporation      2,886,810   Schwegmann Giant Super Market    1,488,400
Key Energy Group          4,066,000                                  -----------
                                                                     $25,205,120
                                                                     ===========

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09 . Offering costs of $6,972,203 were charged against the offering proceeds.

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of May 31, 2000, share offerings pursuant to shelf registrations were as follows:

               Registration          Shares             Shares
                   Date            Registered          Remaining
                   ----            ----------          ---------
                  6/11/98          15,000,000                 --
                  6/19/98          10,000,000          9,730,800
                  9/15/98          25,000,000         19,325,222
                  3/04/99           5,000,000          3,241,644

During  the  quarter  ended  May  31,  2000,   there  were  no  shelf  offerings
transactions.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank, Kansas City ("SSBKC") (formerly known as IFTC) serves as the Trust's custodian and recordkeeper. Custody fees paid to SSBKC are reduced by earnings credits based on the cash balances held by SSBKC for the Trust.

There were no earning credits for the quarter ended May 31, 2000.

NOTE 7 -- AFFILIATED TRANSACTIONS

During the three months ended May 31, 2000, the Trust purchased and sold holdings in senior loans from/to affiliated funds managed by the Manager at prices determined by the Manager to represent market prices. The cost of purchased loans was $5,738,143 and the proceeds and cost of sold loans were $18,168,516 and $18,208,437, respectively, excluding any benefit to the Trust from the recognition of deferred arrangement fees.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
NOTE 8 -- SUBORDINATED AND UNCOLLATERALIZED LOANS

The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated and uncollateralized loans. As of May 31, 2000, the Trust held 2.2% of its total assets in subordinated and uncollateralized loans.

NOTE 9 -- SUBSEQUENT EVENTS

Subsequent to May 31, 2000, the Trust paid the following dividends from net investment income:

 PER SHARE AMOUNT     DECLARATION DATE     RECORD DATE     PAYABLE DATE
 ----------------     ----------------     -----------     ------------
    $0.075              05/31/2000         06/12/2000       06/22/2000
     0.072              06/30/2000         07/10/2000       07/24/2000

On May 1, 2000, ReliaStar Financial Corp. (NYSE:RLR), the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, and Pilgrim Securities, Inc., Distributor to the Funds, entered into an agreement under which it will be acquired by ING Groep N.V. (NYSE:ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 60 countries, with almost 90,000 employees. Completion of the acquisition is contingent upon, among other things, approval by the Directors/Trustees of the Pilgrim Funds and certain shareholder and regulatory approvals. The closing of the acquisition is expected to occur during the third quarter of 2000.

           MANAGEMENT'S ADDITIONAL OPERATING INFORMATION (UNAUDITED)

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; (iv) the ability to invest up to 5% of its total assets in both subordinated and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

                            Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
FUND ADVISORS AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER                    INSTITUTIONAL INVESTORS AND ANALYSTS
Pilgrim Investments, Inc.             Call Pilgrim Prime Rate Trust
Two Renaissance Square                1-800-336-3436, Extension 8256
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4424

ADMINISTRATOR                         TRANSFER AGENT
Pilgrim Group, Inc.                   DST Systems, Inc.
Two Renaissance Square                P.O. Box 419368
40 North Central Avenue               Kansas City, Missouri 64141
Suite 1200
Phoenix, Arizona 85004-4424
1-800-992-0180

INDEPENDENT AUDITORS                  CUSTODIAN
KPMG LLP                              State Street Bank Kansas City
355 South Grand Avenue                801 Pennsylvania
Los Angeles, California 90071         Kansas City, Missouri 64105


WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim Prime Rate Trust Account Services
c/o Pilgrim Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004-4424


TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180.

                                   PILGRIM(R)
                          ---------------------------
                          FUNDS FOR SERIOUS INVESTORS

                               U.S. EQUITY FUNDS
                                Pilgrim MagnaCap
                            Pilgrim LargeCap Leaders

                         Pilgrim Research Enhanced Index
                          Pilgrim Growth Opportunities
                               Pilgrim Growth Fund
                             Pilgrim LargeCap Growth
                              Pilgrim MidCap Value
                          Pilgrim MidCap Opportunities
                              Pilgrim MidCap Growth
                             Pilgrim Growth + Value
                         Pilgrim SmallCap Opportunities
                             Pilgrim SmallCap Growth
                             Pilgrim Bank and Thrift

                           INTERNATIONAL EQUITY FUNDS
                            Pilgrim Worldwide Growth
                           Pilgrim International Value
                        Pilgrim International Core Growth
                      Pilgrim International SmallCap Growth
                         Pilgrim Emerging Markets Value
                           Pilgrim Emerging Countries
                           Pilgrim Asia-Pacific Equity

                                  INCOME FUNDS
                      Pilgrim Government Securities Income
                            Pilgrim Strategic Income
                               Pilgrim High Yield
                              Pilgrim High Yield II
                            Pilgrim High Total Return
                          Pilgrim High Total Return II
                              Pilgrim Money Market

                              EQUITY & INCOME FUNDS
                                Pilgrim Balanced
                               Pilgrim Convertible

     Prospectuses containing more infomration regarding the funds, including Q1 charge and expenses, may be obtained by calling Pilgrim Securities, Inc.,
     Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

PRT1Q0500-072800